Investments Held at Fair Value	12 Months Ended
Dec. 31, 2024
Investments held at fair value [Abstract]
Investments Held at Fair Value	Investments Held at Fair Value
Investments held at fair value include both unlisted and listed securities held by the Group. These investments, which include interests in Seaport, Vedanta, Vor and other insignificant investments as of December 31, 2024 are initially measured at fair value, and are subsequently re-measured at fair value at each reporting date with changes in the fair value recorded through profit and loss. See Note 19. Financial Instruments for information regarding the valuation of these instruments. Activities related to such investments during the periods are shown below:

Investments held at fair value	$
Balance as of January 1, 2023	251,892
Investment in Vedanta preferred shares – Vedanta deconsolidation	20,456
Investment in Gelesis 2023 Warrants	1,121
Sale of Karuna shares	(33,309)
Loss realised on sale of investments	(265)
Gain – changes in fair value through profit and loss	77,945
Balance as of December 31, 2023 and January 1, 2024	317,841
Sale of Karuna shares	(292,672)
Investment in Seaport preferred shares - Seaport deconsolidation	179,248
Sale of Akili Shares	(5,437)
Gain realised on sale of Karuna shares	151
Loss – changes in fair value through profit and loss	(2,398)
Balance as of December 31, 2024 before allocation of equity method loss to long-term interest ("LTI")	196,733
Equity method loss recorded against LTI	(5,307)
Balance as of December 31, 2024	191,426
Vedanta
On March 1, 2023, Vedanta issued convertible debt to a syndicate of investors. The Group did not participate in this round of financing. As part of the issuance of the debt, the convertible debt holders were granted representation on Vedanta's Board of Directors and the Group lost control over the Vedanta Board of Directors and the power to direct the relevant Vedanta activities. Consequently, Vedanta was deconsolidated on March 1, 2023 and its results of operations are included in the Consolidated Financial Statements through the date of deconsolidation. See Note 8. Gain/(loss) on Deconsolidation of Subsidiary.
Following Vedanta's deconsolidation, the Group has significant influence over Vedanta through its voting interest in Vedanta and its remaining representation on Vedanta's Board of Directors. However, the Group only holds convertible preferred shares in Vedanta that do not provide their holders with access to returns associated with a residual equity interest, and as such are accounted for under IFRS 9 as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
During the years ended December 31, 2024 and December 31, 2023, the Group recognized losses of $2,990 and $6,303 for the changes in the fair value of the investment in Vedanta that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Vedanta was $11,163 and $14,153 as of December 31, 2024 and 2023, respectively.
Karuna
Karuna was deconsolidated in March 2019. During 2019, Karuna completed its IPO and the Group lost its significant influence in Karuna. The shares held in Karuna were accounted for as an investment held at fair value under IFRS 9.
2022
On August 8, 2022, the Group sold 125,000 shares of Karuna common stock. In addition, the Group wrote a series of call options entitling the holders thereof to purchase up to 477,100 Karuna common stock at a set price, which were exercised in full in August and September 2022. Aggregate proceeds to the Group from all aforementioned transactions amounted to $115,457, net of transaction fees. As a result of the aforementioned sales, the Group recognized a loss of $29,303, attributable to the exercise of the aforementioned call options, in realized gain/(loss) on sale of investment within the Consolidated Statement of Comprehensive Income/(Loss).
2023
During the twelve months ended December 31, 2023, the Group sold 167,579 shares of Karuna common stock with aggregate proceeds of $33,309, net of transaction fees. As of December 31, 2023, the Group held 886,885 shares, or 2.3%, of the total outstanding Karuna common stock with a fair value of $280,708.
2024
In March 2024, the Group's common shares in Karuna were acquired by Bristol Myers Squibb ("BMS") for $330 per share in accordance with the terms of a definitive merger agreement signed in December 2023. As a result of this transaction, the Group received total proceeds of $292,672 before income tax in exchange for its holding of 886,885 shares of Karuna common stock.
During the years ended December 31, 2024, 2023, and 2022 the Group recognized gains of $11,813, $107,079, and $134,952, respectively, for the changes in the fair value of the Karuna investment that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).
Vor
Vor was deconsolidated in February 2019. On February 9, 2021, Vor closed its initial public offering. Subsequent to the closing, the Group held 3,207,200 shares of Vor common stock, representing 8.6% of Vor common stock.
In August and December 2022, the Group sold an aggregate of 535,400 shares of Vor common stock for aggregate proceeds of $3,253.
During the years ended December 31, 2024, 2023 and 2022, the Group recognized losses of $3,046, $11,756, and $16,247, respectively, for the changes in the fair value of the investment that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Vor was $2,966 and $6,012 as of December 31, 2024 and 2023, respectively.
Gelesis
Gelesis was deconsolidated in July 2019. The common stock held in Gelesis was accounted for under the equity method, while the preferred shares and warrants held by the Group fell under the guidance of IFRS 9 and were treated as financial assets held at fair value, with changes to the fair value of the instruments recorded through the Consolidated Statement of Comprehensive Income/(Loss). Please refer to Note 6. Investments in Associates for information regarding the Group's investment in Gelesis as an associate.
2022
On January 13, 2022, Gelesis completed its business combination with Capstar Special Purpose Acquisition Corp ("Capstar"). As part of the business combination, all shares in Gelesis, common and preferred, including the shares held by the Group, were exchanged for common shares of the merged entity and unvested common shares that will vest upon the stock price of the new combined entity reaching certain target prices (hereinafter "Gelesis Earn-out Shares"). In addition, the Group invested $15,000 in the class A common shares of Capstar as part of the Private Investment in Public Equity ("PIPE") transaction that took place immediately prior to the closing of the business combination and an additional $4,961, as part of the Backstop Agreement signed with Capstar on December 30, 2021 (See Note 6. Investments in Associates). Pursuant to the business combination, Gelesis became a wholly-owned subsidiary of Capstar and Capstar changed its name to Gelesis Holdings, Inc., which began trading on the New York Stock Exchange under the ticker symbol "GLS" on January 14, 2022. The exchange of the preferred stock (including warrants) for common stock (including common stock warrants) represents an additional investment in Gelesis equity investment. The Group recorded the changes in fair value of the preferred stock and warrants through the date of the exchange upon which the preferred shares and warrants were derecognized and recorded as an additional investment in Gelesis equity interest.
As part of the aforementioned exchange, the Group received 4,526,622 Gelesis Earn-out Shares, which were valued on the date of the exchange at $14,214. The Group accounted for such Gelesis Earn-out Shares under IFRS 9 as investments held at fair value with changes in fair value recorded through profit and loss.
2023
In February and May 2023, as part of Gelesis' issuance of senior secured promissory notes to the Group, Gelesis also issued to the Group (i) warrants to purchase 23,688,047 shares of Gelesis common stock with an exercise price of $0.2744 per share (ii) warrants to purchase 192,307,692 shares of Gelesis common stock at an exercise price of $0.0182 per share and (iii) warrants to purchase 43,133,803 shares of Gelesis common stock at an exercise price of $0.0142 per share. These warrants expire five years after issuance and are collectively referred to as the Gelesis 2023 Warrants.
The Gelesis 2023 Warrants were recorded at their initial fair value of $1,121 and then subsequently re-measured to fair value through the profit and loss.
As Gelesis ceased operations in October 2023, the fair value of the Gelesis 2023 Warrants was $0 as of December 31, 2024 and 2023, respectively, and no gain or loss was recognized in 2024. During the years ended December 31, 2023 and 2022, the Group recognized losses of $1,264 and $18,476, respectively, related to the change in the fair value of these instruments that was included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).
Sonde
On May 25, 2022, Sonde completed a Series B preferred share financing, which resulted in the Group losing control over Sonde and the deconsolidation of Sonde. Therefore, the results of operations of Sonde are included in the Consolidated Financial Statements through the date of deconsolidation. See 8. Gain/(loss) on Deconsolidation of Subsidiary.
Following deconsolidation, the Group had significant influence in Sonde through its 48.2% voting interest in Sonde and its remaining representation on Sonde's Board of Directors. The Group holds Preferred A-1, A-2 and B shares. The Preferred A-1 shares have the same terms as common stock and provide their shareholders with access to returns associated with a residual equity ownership in Sonde. Consequently, the investment in Preferred A-1 shares is accounted for under the equity method. The convertible Preferred A-2 and B shares do not provide their shareholders with access to returns associated with a residual equity interest and as such, are accounted for under IFRS 9 as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the A-2 and B preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
During the years ended December 31, 2024, 2023 and 2022, the Group recognized a loss of $5,102, a loss of $994, and a gain of $235, respectively, for the changes in the fair value of the investment in Sonde that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss). For the year ended December 31, 2024, the Group’s recognized an additional loss of $5,307 on its investment in Sonde’s Preferred A-2 and B shares. The recognition of the additional loss occurs because the Group’s share of equity method losses, from applying the equity method of accounting to its investment in Sonde’s Preferred A-1 shares, was greater than its equity method investment balance and because the Group’s investment in Sonde’s Preferred A-2 and B shares represents a long-term interest. The additional loss of $5,307 is included in share of net income / (loss) of associates accounted for using the equity method within the Consolidated Statement of Comprehensive Income/(Loss). The fair value of the Group’s investment in Sonde's Preferred A-2 and B shares was $0 and $10,408 as of December 31, 2024 and 2023, respectively.
Akili
Akili was deconsolidated in 2018. At time of deconsolidation, the Group did not hold common shares in Akili and the preferred shares it held did not have equity-like features. Therefore, the preferred shares held by the Group fell under the guidance of IFRS 9 and were treated as a financial asset held at fair value and changes to the fair value of the preferred shares were recorded through the Consolidated Statement of Comprehensive Income/(Loss), in accordance with IFRS 9.
2022
On August 19, 2022, Akili Interactive merged with Social Capital Suvretta Holdings Corp. I, a special purpose acquisition company. The combined company's securities began trading on August 22, 2022 on the Nasdaq Stock Market under the ticker symbol "AKLI". As part of this transaction, the Akili Interactive shares held by the Group were exchanged for the common stock of the combined company's securities as well as unvested common stock ("Akili Earnout Shares") that will vest when the share price exceeds certain thresholds. In addition, as part of a PIPE transaction that took place concurrently with the closing of the transaction, the Group purchased 500,000 shares for a total consideration of $5,000. Following the closing of the aforementioned transactions, the Group held 12,527,476 shares of the combined entity and 1,433,914 Akili Earn-out Shares, with a total fair value of $15,102 as of December 31, 2022.
2024
On July 2, 2024, Akili was acquired by Virtual Therapeutics, and the Group received total proceeds of $5,437 before income taxes in exchange for its holding of 12,527,476 shares of Akili common stock. As a result, the Group no longer holds any ownership interests in Akili.
During the years ended December 31, 2024, 2023 and 2022, the Group recognized losses of $985, $8,681, and $131,419, respectively, for the changes in the fair value of the investment in Akili that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).
Seaport
On October 18, 2024, Seaport Therapeutics, Inc. ("Seaport") completed a Series B preferred share financing, which resulted in the Group’s voting interest being below 50% and the Group losing control over Seaport Board of Directors. Consequently, the Group no longer had the power to direct the relevant Seaport activities. As a result, Seaport was deconsolidated on this date and its results of operations are included in the Consolidated Financial Statements through the date of deconsolidation. See Note 8. Gain/(loss) on Deconsolidation of Subsidiary. Following deconsolidation, the Group still has significant influence in Seaport through its voting interest in Seaport and its remaining representation on Seaport's Board of Directors. The Group also has an investment held at fair value in Seaport through its ownership of Seaport's Series A-1, A-2 and B convertible preferred shares. The Group's preferred shares do not provide their shareholders with access to returns associated with a residual equity interest and as such, are accounted for under IFRS 9 as investments held at fair value with changes in fair value recorded in profit and loss. Under IFRS 9, the preferred share investments are categorized as debt instruments that are presented at fair value through profit and loss because the amounts receivable do not represent solely payments of principal and interest.
As of October 18, 2024, the closing date of the Series B preferred share financing, the Group owns 3,031,578 of Series B preferred stock, 8,421,052 of Series A-2 preferred stock, and 40,000,000 of Series A-1 preferred stock. These preferred shares had a fair value of $179,248 and $177,288 as of October 18, 2024 and December 31, 2024, respectively.
The fair value of the preferred shares is determined by management using a valuation model that utilizes both the market backsolve and probability-weighted expected return methods. The valuation of the investment is categorized as Level 3 in the fair value hierarchy due to the use of significant unobservable inputs, which have a significant effect on the valuation. The significant assumptions in the valuation include the estimated equity value of Seaport, the probability of Seaport entering into an initial public offering and achieving a certain clinical trial development milestone, and the estimated time to liquidity.
During the year ended December 31, 2024, the Group recognized a loss of $1,960 for the changes in the fair value of the investment in Seaport that were included in gain/(loss) on investments held at fair value within the Consolidated Statement of Comprehensive Income/(Loss).